Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	CAD 3,384	CAD 2,885
Future production costs	(1,625)	(1,545)
Future development costs	(302)	(223)
Undiscounted pre-tax cash flows	1,457	1,117
Deferred income taxes	0	0
Future net cash flows	1,457	1,117
Less 10% annual discount factor	(661)	(486)
Standardized measure of discounted future net cash flows	CAD 796	CAD 631	CAD 1,307